NOTES PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Debt Disclosure [Text Block]
NOTE 10 – NOTES PAYABLE

During the three months ended December 31, 2010, the Company issued an additional 200,000 shares of Common Stock to each of Oliveira and Bricoleur (as defined below) pursuant to the effective agreements respectively as penalties for failure to repay the promissory notes when due.

In March 2011, the Company finalized agreements with the Steven M. Oliveira 1998 Charitable Remainder Unitrust (“Oliveira”) and Bricoleur Partners, L.P. (“Bricoleur”) to exchange the promissory note issued to Oliveira on October 5, 2009 (the “New Oliveira Note”) and the promissory note issued to Bricoleur on October 16, 2009 (the “Bricoleur Note”) respectively for new promissory notes with later maturity dates.  The Oliveira Note will be due on March 24, 2012, will bear interest at a rate of 30% per annum and will provide for monthly payments of principal and interest, which the Company may choose to settle through the issuance of equity shares at an equivalent value.  During the three months ended June 30, 2010, the Company made payments to Oliveira through the issuance of its common stock.  In its proxy dated July 31, 2011, the Company petitioned the shareholders to vote on the issuance of up to 5,000,000 shares in lieu of cash to settle the liability.  On October 28, 2011, the Company received shareholder approval for the issuance of up to 5,000,000 shares.  As of the date of this report, the Company has not issued more shares to Oliveira.  Interest for the three months ended December 31, 2011 has been accrued and the accrued interest has been classified as “accrued expenses”.

The Bricoleur Note was due on June 30, 2011 with no prior payments due and did not bear interest.  However, as of the date of this report, the Company is negotiating a further restructuring of this payable, but the same is not yet consummated.  The Company issued additional 688,500 shares of its common stock to Bricoleur on February 25, 2011, in connection with the extension of the term regarding the Bricoleur note.

The Company’s total interest expense was $174,353 and $307,630 for the three months ended December 31, 2011 and December 31, 2010 respectively.  No interest was capitalized by the Company for the three months ended December 31, 2011 and December 31, 2010.

NOTE 7 – NOTES PAYABLE

On October 5, 2009, the Company consummated the exchange of an outstanding promissory note in the total principal amount of $ 2,000,000 (the “Original Note”) initially issued to the Steven M. Oliveira 1998 Charitable Remainder Unitrust (‘Oliveira’) for a new promissory note (the “New Oliveira Note”) on substantially the same terms as the original note except that the principal amount of the New Oliveira Note was $ 2,120,000 which reflected the accrued but unpaid interest on the Original Note and the New Oliveira Note did not bear interest. The New Oliveira Note was unsecured and was due and payable on October 4, 2010 (the “Maturity Date”). Prior to the Maturity Date, the Company was permitted to pre-pay the New Oliveira Note at any time without penalty or premium. The New Oliveira Note is not convertible into IGC Common Stock (the “Common Stock”) or other securities of the Company. However, under the Note and Share Purchase Agreement (the “Oliveira Note and Share Purchase Agreement”), effective as of October 4, 2009, by and among the Company and Oliveira, as additional consideration for the exchange of the Original Note, the Company agreed to issue 530,000 shares of Common Stock to Oliveira. The Oliveira Note remains outstanding.

On October 16, 2009, the Company consummated the sale of a promissory note in the principal amount of $2,000,000 (the “Bricoleur Note”) to Bricoleur Partners, L.P. (‘Bricoleur’). There was no interest payable on the Note and the Note was due and payable on October 16, 2010 (the “Maturity Date”). Prior to the Maturity Date, the Company could pre-pay the Bricoleur Note at any time without penalty or premium and the Note was unsecured. The Note was not convertible into the Company’s Common Stock or other securities of the Company. However, under the Note and Share Purchase Agreement (the “Bricoleur Note and Share Purchase Agreement”), effective as of October 16, 2009, by and among the Company and Bricoleur, as additional consideration for the investment in the Bricoleur Note, IGC issued 530,000 shares of Common Stock to Bricoleur.  The Bricoleur Note remains outstanding.

During the three months ended December 31, 2010, the Company issued an additional 200,000 shares of Common Stock to each of Oliveira and Bricoleur specified above pursuant to the effective agreements respectively as penalties for failure to repay the promissory notes when due.

In March 2011, the Company finalized agreements with the Steven M. Oliveira 1998 Charitable Remainder Unitrust (‘Oliveira’) and Bricoleur Partners, L.P. (‘Bricoleur’) to exchange the promissory note issued to Oliveira on October 5, 2009 (the “New Oliveira Note”) and the promissory note issued to Bricoleur on October 16, 2009 (the “Bricoleur Note”) respectively for new promissory notes with later maturity dates. The Oliveira Note will be due on March 24, 2012, will bear interest at a rate of 30% per annum and will provide for monthly payments of principal and interest, which the Company may choose to settle through the issue of equity shares at an equivalent value.  The Bricoleur Note will be due on June 30, 2011 with no prior payments due and will not bear interest.   The Company issued additional 688,500 shares of its common stock to Bricoleur in connection with the extension of the term regarding the Bricoleur note.

The Company’s total interest expense was $ 1,395,433 and $ 1,221,466 for the year ended March 31, 2011 and 2010, respectively.  No interest was capitalized by the Company for the year ended March 31, 2011 and March 31, 2010.